Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
USCF Midstream Energy Income Fund | USCF Midstream Energy Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.58%	42.71%	14.64%	21.23%
USCF Dividend Income Fund | USCF Dividend Income Fund
Prospectus [Line Items]
Annual Return [Percent]	13.85%	17.18%	6.36%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Prospectus [Line Items]
Annual Return [Percent]	17.70%	17.98%	0.66%	31.25%	36.05%	(11.08%)	(1.88%)
USCF Gold Strategy Plus Income Fund | USCF Gold Strategy Plus Income Fund
Prospectus [Line Items]
Annual Return [Percent]	51.35%	23.86%	9.30%	1.44%
USCF Energy Commodity Strategy Absolute Return Fund | USCF Energy Commodity Strategy Absolute Return Fund
Prospectus [Line Items]
Annual Return [Percent]	(14.85%)	5.50%